Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Short Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
a.	Short-term borrowings
Bank loans
Bank loans primarily consist of revolving bank loans and bank overdrafts.

	$	$		$
	December 31
	2024	2025
	NT$	NT$		US$ (Note 4)

Secured bank loans, annual interest rates were 3.81%-4.16% and 2.82%-3.48% as of December 31, 2024 and 2025, respectively	$279,797		$86,116		$2,746
					(Continued	)

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Unsecured bank loans, annual interest rates were 1.75%-6.96% and 1.70%-5.72% as of December 31, 2024 and 2025, respectively	$47,165,065	$41,021,737	$1,307,674

	47,444,862	41,107,853	1,310,420
Less: financial liabilities for hedging - current (Note 34)	12,456,104	9,282,400	295,901

	$34,988,758	$31,825,453	$1,014,519

(Concluded)

Short Term Bills Payable [Member]
Statement [LineItems]
Summary of Borrowings

	December 31, 2025
	NT$	US$ (Note 4)

Commercial papers	$2,200,000	$70,131
Less: Unamortized discounts	1,581	51

	$2,198,419	$70,080

Annual interest rate (%)	1.72

Long Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
c .	Long-term borrowings
Bank loans

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

1) Revolving bank loans
Syndicated bank loans - repayable through January 2029 to July 2030, annual interest rate was 2.06% as of December 31, 2025	$-	$50,000,000	$1,593,880
Others - repayable through January 2026 to April 2030, annual interest rates were 1.62%-5.33% and 1.70%-4.48% as of December 31, 2024 and 2025, respectively	117,177,156	147,981,288	4,717,287
2) Mortgage loans (Note 36)
Repayable through January 2026 to November 2040 , annual interest rates were 2.40%-3.45% and 2.22%-3.42% as of December 31, 2024 and 2025, respectively	$8,457,942	$7,886,245	$251,394

	125,635,098	205,867,533	6,562,561
Less: unamortized arrangement fee	-	66,676	2,125

	125,635,098	205,800,857	6,560,436
Less: current portion of bank loan	3,884,906	3,188,061	101,628

	$121,750,192	$202,612,796	$6,458,808